Protective Acquired Variable Annuity Separate Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Contract Owners of Protective Acquired Variable Annuity Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Protective Acquired Variable Annuity Separate Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 20, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

BNY Mellon IP MidCap Stock Portfolio, Service Shares

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Government Money Market Portfolio

Fidelity VIP Contrafund Portfolio, Initial Class

Fidelity VIP Equity-Income Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Initial Class

Franklin Growth and Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Invesco V.I. Discovery Large Cap Fund, Series II

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series I

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares

Janus Henderson VIT Research Portfolio, Institutional Shares

LVIP American Century Disciplined Core Value Fund, Standard Class II

LVIP American Century Large Company Value Fund, Standard Class II

LVIP American Century Value Fund, Standard Class II

LVIP JPMorgan Core Bond Fund, Standard Class

LVIP JPMorgan Mid Cap Value Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

Templeton Developing Markets VIP Fund, Class 2

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Government Money Market Portfolio
ASSETS:
Investments at fair value (1)	$486,371	$1,214,393	$1,239,044	$353,744	$407,573	$158,173	$4,868,326

NET ASSETS	$486,371	$1,214,393	$1,239,044	$353,744	$407,573	$158,173	$4,868,326

ANALYSIS OF NET ASSETS
Accumulation period	$486,371	$1,214,393	$1,239,044	$353,744	$407,573	$158,173	$4,868,326
Annuity period	-	-	-	-	-	-	-
Total net assets	$486,371	$1,214,393	$1,239,044	$353,744	$407,573	$158,173	$4,868,326

Fair value per share (NAV)	$103.17	$23.82	$18.64	$20.20	$17.49	$58.50	$1.00
Shares outstanding in the Separate Account	4,714	50,982	66,472	17,512	23,303	2,704	4,868,326

(1) Investments in mutual fund shares, at cost	$357,958	$1,109,121	$1,253,532	$322,107	$371,922	$103,894	$4,868,325

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$11,240,042	$2,229,775	$838,675	$2,232,994	$4,312,725	$1,209,738	$75,280

NET ASSETS	$11,240,042	$2,229,775	$838,675	$2,232,994	$4,312,725	$1,209,738	$75,280

ANALYSIS OF NET ASSETS
Accumulation period	$11,240,042	$2,229,775	$838,675	$2,232,994	$4,312,725	$1,209,738	$75,280
Annuity period	-	-	-	-	-	-	-
Total net assets	$11,240,042	$2,229,775	$838,675	$2,232,994	$4,312,725	$1,209,738	$75,280

Fair value per share (NAV)	$59.89	$29.43	$97.72	$660.13	$650.21	$37.51	$7.35
Shares outstanding in the Separate Account	187,678	75,765	8,582	3,383	6,633	32,251	10,242

(1) Investments in mutual fund shares, at cost	$8,661,898	$1,811,432	$794,260	$1,042,998	$2,175,031	$1,210,690	$79,523

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco V.I. Discovery Large Cap Fund, Series II
ASSETS:
Investments at fair value (1)	$2,100,346	$635,876	$1,094,293	$1,955,150	$632,351	$146,098	$223,854

NET ASSETS	$2,100,346	$635,876	$1,094,293	$1,955,150	$632,351	$146,098	$223,854

ANALYSIS OF NET ASSETS
Accumulation period	$2,100,346	$635,876	$1,094,293	$1,955,150	$632,351	$146,098	$223,854
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,100,346	$635,876	$1,094,293	$1,955,150	$632,351	$146,098	$223,854

Fair value per share (NAV)	$19.06	$16.10	$28.04	$13.87	$9.13	$10.50	$59.25
Shares outstanding in the Separate Account	110,197	39,495	39,026	140,963	69,261	13,914	3,778

(1) Investments in mutual fund shares, at cost	$1,924,858	$631,287	$1,030,759	$1,818,960	$670,562	$158,324	$167,757

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I
ASSETS:
Investments at fair value (1)	$203,580	$170,212	$346,612	$2,580,306	$860,427	$727,090	$467,907

NET ASSETS	$203,580	$170,212	$346,612	$2,580,306	$860,427	$727,090	$467,907

ANALYSIS OF NET ASSETS
Accumulation period	$203,580	$170,212	$346,612	$2,580,306	$860,427	$727,090	$467,907
Annuity period	-	-	-	-	-	-	-
Total net assets	$203,580	$170,212	$346,612	$2,580,306	$860,427	$727,090	$467,907

Fair value per share (NAV)	$63.41	$27.22	$18.27	$36.30	$14.16	$4.72	$29.89
Shares outstanding in the Separate Account	3,211	6,253	18,972	71,083	60,765	154,045	15,654

(1) Investments in mutual fund shares, at cost	$219,935	$158,981	$340,807	$2,574,922	$898,666	$726,436	$445,681

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares
ASSETS:
Investments at fair value (1)	$703,813	$1,573,989	$2,921,629	$938,539	$416,041	$411,945	$170,431

NET ASSETS	$703,813	$1,573,989	$2,921,629	$938,539	$416,041	$411,945	$170,431

ANALYSIS OF NET ASSETS
Accumulation period	$703,813	$1,573,989	$2,921,629	$938,539	$416,041	$411,945	$170,431
Annuity period	-	-	-	-	-	-	-
Total net assets	$703,813	$1,573,989	$2,921,629	$938,539	$416,041	$411,945	$170,431

Fair value per share (NAV)	$21.45	$27.71	$55.86	$83.58	$79.67	$16.78	$64.90
Shares outstanding in the Separate Account	32,812	56,802	52,303	11,229	5,222	24,550	2,626

(1) Investments in mutual fund shares, at cost	$645,036	$1,440,901	$2,202,622	$865,900	$301,828	$381,627	$107,257

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century Large Company Value Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
ASSETS:
Investments at fair value (1)	$769,554	$70,854	$389,386	$2,125,908	$2,139,114	$636,726	$2,102,818

NET ASSETS	$769,554	$70,854	$389,386	$2,125,908	$2,139,114	$636,726	$2,102,818

ANALYSIS OF NET ASSETS
Accumulation period	$769,554	$70,854	$389,386	$2,125,908	$2,139,114	$636,726	$2,102,818
Annuity period	-	-	-	-	-	-	-
Total net assets	$769,554	$70,854	$389,386	$2,125,908	$2,139,114	$636,726	$2,102,818

Fair value per share (NAV)	$9.68	$20.01	$12.92	$9.96	$9.01	$21.95	$49.37
Shares outstanding in the Separate Account	79,499	3,540	30,141	213,530	237,363	29,013	42,595

(1) Investments in mutual fund shares, at cost	$689,677	$60,974	$364,336	$2,274,853	$2,380,873	$584,128	$1,369,411

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$809,455

NET ASSETS	$809,455

ANALYSIS OF NET ASSETS
Accumulation period	$809,455
Annuity period	-
Total net assets	$809,455

Fair value per share (NAV)	$12.08
Shares outstanding in the Separate Account	67,008

(1) Investments in mutual fund shares, at cost	$606,589

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

     (Concluded)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Government Money Market Portfolio
INVESTMENT INCOME:
Dividend income	$5,149	$-	$-	$6,961	$-	$361	$185,010

EXPENSES:
Mortality and expense risk and admin	6,646	16,808	17,186	4,938	5,534	2,011	73,697

NET INVESTMENT INCOME (LOSS)	(1,497)	(16,808)	(17,186)	2,023	(5,534)	(1,650)	111,313

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	54,478	(11,169)	(171,284)	(5,054)	(87,438)	785	-
Capital gain distributions	47,191	-	14,361	28,656	210,131	11,528	-

Net realized gain (loss) on investments	101,669	(11,169)	(156,923)	23,602	122,693	12,313	-

Change in net unrealized appreciation (depreciation) on investments	23,581	198,753	231,751	(1,588)	(32,761)	9,182	-

Net realized and unrealized gain (loss) on investments	125,250	187,584	74,828	22,014	89,932	21,495	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,753	$170,776	$57,642	$24,037	$84,398	$19,845	$111,313

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$35,887	$40,007	$3,580	$27,679	$43,062	$11,580	$1,495

EXPENSES:
Mortality and expense risk and admin	149,217	29,084	12,835	29,021	58,820	16,308	937

NET INVESTMENT INCOME (LOSS)	(113,330)	10,923	(9,255)	(1,342)	(15,758)	(4,728)	558

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	701,511	71,537	44,046	232,942	269,363	39,247	(1,660)
Capital gain distributions	1,678,372	115,643	105,395	8,412	15,114	128,445	6,437

Net realized gain (loss) on investments	2,379,883	187,180	149,441	241,354	284,477	167,692	4,777

Change in net unrealized appreciation (depreciation) on investments	(309,936)	141,779	(26,054)	109,343	316,315	(68,905)	4,665

Net realized and unrealized gain (loss) on investments	2,069,947	328,959	123,387	350,697	600,792	98,787	9,442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,956,617	$339,882	$114,132	$349,355	$585,034	$94,059	$10,000

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco V.I. Discovery Large Cap Fund, Series II
INVESTMENT INCOME:
Dividend income	$78,455	$19,231	$13,225	$37,458	$28,789	$4,899	$-

EXPENSES:
Mortality and expense risk and admin	28,580	8,843	15,541	27,129	8,592	2,090	3,718

NET INVESTMENT INCOME (LOSS)	49,875	10,388	(2,316)	10,329	20,197	2,809	(3,718)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	65,587	4,319	31,223	5,616	(11,412)	(2,885)	1,309
Capital gain distributions	168,705	52,888	115,069	145,874	-	-	34,894

Net realized gain (loss) on investments	234,292	57,207	146,292	151,490	(11,412)	(2,885)	36,203

Change in net unrealized appreciation (depreciation) on investments	120,942	(7,137)	(28,363)	(42,051)	25,488	7,623	(699)

Net realized and unrealized gain (loss) on investments	355,234	50,070	117,929	109,439	14,076	4,738	35,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$405,109	$60,458	$115,613	$119,768	$34,273	$7,547	$31,786

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I
INVESTMENT INCOME:
Dividend income	$-	$3,330	$7,820	$-	$17,649	$38,016	$-

EXPENSES:
Mortality and expense risk and admin	2,883	2,153	6,178	35,937	12,298	10,511	6,267

NET INVESTMENT INCOME (LOSS)	(2,883)	1,177	1,642	(35,937)	5,351	27,505	(6,267)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,663)	31	(19,836)	(54,247)	(33,891)	(12,292)	3,424
Capital gain distributions	19,738	11,681	16,832	491,138	-	-	18,121

Net realized gain (loss) on investments	14,075	11,712	(3,004)	436,891	(33,891)	(12,292)	21,545

Change in net unrealized appreciation (depreciation) on investments	(4,303)	8,025	45,202	(72,130)	84,080	63,550	42,144

Net realized and unrealized gain (loss) on investments	9,772	19,737	42,198	364,761	50,189	51,258	63,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,889	$20,914	$43,840	$328,824	$55,540	$78,763	$57,422

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares
INVESTMENT INCOME:
Dividend income	$9,701	$14,181	$56,440	$2,969	$3,019	$5,948	$279

EXPENSES:
Mortality and expense risk and admin	9,271	21,693	37,173	13,074	5,601	6,054	2,959

NET INVESTMENT INCOME (LOSS)	430	(7,512)	19,267	(10,105)	(2,582)	(106)	(2,680)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(12,809)	117,751	55,245	14,712	20,442	3,526	36,002
Capital gain distributions	35,247	132,530	90,405	69,903	35,247	38,703	17,149

Net realized gain (loss) on investments	22,438	250,281	145,650	84,615	55,689	42,229	53,151

Change in net unrealized appreciation (depreciation) on investments	65,906	(143,474)	189,172	(15,601)	17,966	(22,195)	(13,532)

Net realized and unrealized gain (loss) on investments	88,344	106,807	334,822	69,014	73,655	20,034	39,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,774	$99,295	$354,089	$58,909	$71,073	$19,928	$36,939

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century Large Company Value Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
INVESTMENT INCOME:
Dividend income	$12,212	$2,155	$9,404	$75,084	$23,727	$8,263	$26,994

EXPENSES:
Mortality and expense risk and admin	10,184	1,274	6,124	35,267	33,527	8,644	36,799

NET INVESTMENT INCOME (LOSS)	2,028	881	3,280	39,817	(9,800)	(381)	(9,805)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,877	6,223	26,333	(35,213)	(27,748)	9,980	122,625
Capital gain distributions	-	3,433	27,892	-	231,984	47,624	40,199

Net realized gain (loss) on investments	2,877	9,656	54,225	(35,213)	204,236	57,604	162,824

Change in net unrealized appreciation (depreciation) on investments	86,521	2	(3,700)	114,686	(129,558)	(3,440)	92,815

Net realized and unrealized gain (loss) on investments	89,398	9,658	50,525	79,473	74,678	54,164	255,639

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,426	$10,539	$53,805	$119,290	$64,878	$53,783	$245,834

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$8,318

EXPENSES:
Mortality and expense risk and admin	10,313

NET INVESTMENT INCOME (LOSS)	(1,995)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	11,699
Capital gain distributions	7,610

Net realized gain (loss) on investments	19,309

Change in net unrealized appreciation (depreciation) on investments	244,576

Net realized and unrealized gain (loss) on investments	263,885

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,890

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

     (Concluded)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Government Money Market Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,497)	$(16,808)	$(17,186)	$2,023	$(5,534)	$(1,650)	$111,313
Net realized gain (loss) on investments	101,669	(11,169)	(156,923)	23,602	122,693	12,313	-
Change in net unrealized appreciation (depreciation) on investments	23,581	198,753	231,751	(1,588)	(32,761)	9,182	-

Net increase (decrease) in net assets resulting from operations	123,753	170,776	57,642	24,037	84,398	19,845	111,313

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,617	13,969	10,385	3,011	4,961	770	97,558
Contract owners' benefits	(81,069)	(220,171)	(158,578)	(29,825)	(72,646)	-	(198,885)
Net transfers (to) from the Company and/or Subaccounts	(40,725)	52,950	41,840	4,507	(20,780)	(18)	152,058

Increase (decrease) in net assets resulting from Contract transactions	(117,430)	(153,538)	(106,582)	(22,370)	(88,555)	691	49,602

Total increase (decrease) in net assets	6,323	17,238	(48,940)	1,667	(4,157)	20,536	160,915

NET ASSETS:
Beginning of period	480,048	1,197,155	1,287,984	352,077	411,730	137,637	4,707,411

End of period	$486,371	$1,214,393	$1,239,044	$353,744	$407,573	$158,173	$4,868,326

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(113,330)	$10,923	$(9,255)	$(1,342)	$(15,758)	$(4,728)	$558
Net realized gain (loss) on investments	2,379,883	187,180	149,441	241,354	284,477	167,692	4,777
Change in net unrealized appreciation (depreciation) on investments	(309,936)	141,779	(26,054)	109,343	316,315	(68,905)	4,665

Net increase (decrease) in net assets resulting from operations	1,956,617	339,882	114,132	349,355	585,034	94,059	10,000

CONTRACT TRANSACTIONS:
Contract owners' net payments	61,548	8,129	5,993	21,205	14,605	7,610	1,800
Contract owners' benefits	(1,275,034)	(202,248)	(266,280)	(292,563)	(76,982)	(191,848)	(706)
Net transfers (to) from the Company and/or Subaccounts	(117,393)	1,821	(19,567)	(44,533)	(34,287)	7,041	(59)

Increase (decrease) in net assets resulting from Contract transactions	(1,332,832)	(192,947)	(280,141)	(316,475)	(97,150)	(177,416)	954

Total increase (decrease) in net assets	623,785	146,935	(166,009)	32,880	487,884	(83,357)	10,954

NET ASSETS:
Beginning of period	10,616,257	2,082,840	1,004,684	2,200,114	3,824,841	1,293,095	64,326

End of period	$11,240,042	$2,229,775	$838,675	$2,232,994	$4,312,725	$1,209,738	$75,280

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco V.I. Discovery Large Cap Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$49,875	$10,388	$(2,316)	$10,329	$20,197	$2,809	$(3,718)
Net realized gain (loss) on investments	234,292	57,207	146,292	151,490	(11,412)	(2,885)	36,203
Change in net unrealized appreciation (depreciation) on investments	120,942	(7,137)	(28,363)	(42,051)	25,488	7,623	(699)

Net increase (decrease) in net assets resulting from operations	405,109	60,458	115,613	119,768	34,273	7,547	31,786

CONTRACT TRANSACTIONS:
Contract owners' net payments	19,509	9,209	12,256	15,434	9,001	1,230	1,974
Contract owners' benefits	(276,905)	(81,077)	(240,784)	(231,123)	(44,751)	(17,790)	(70,100)
Net transfers (to) from the Company and/or Subaccounts	19,879	(35,158)	94,014	114,085	32,157	2,640	(6,763)

Increase (decrease) in net assets resulting from Contract transactions	(238,013)	(107,091)	(134,808)	(101,955)	(3,846)	(14,048)	(74,930)

Total increase (decrease) in net assets	167,096	(46,633)	(19,195)	17,813	30,427	(6,501)	(43,144)

NET ASSETS:
Beginning of period	1,933,250	682,509	1,113,488	1,937,337	601,924	152,599	266,998

End of period	$2,100,346	$635,876	$1,094,293	$1,955,150	$632,351	$146,098	$223,854

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,883)	$1,177	$1,642	$(35,937)	$5,351	$27,505	$(6,267)
Net realized gain (loss) on investments	14,075	11,712	(3,004)	436,891	(33,891)	(12,292)	21,545
Change in net unrealized appreciation (depreciation) on investments	(4,303)	8,025	45,202	(72,130)	84,080	63,550	42,144

Net increase (decrease) in net assets resulting from operations	6,889	20,914	43,840	328,824	55,540	78,763	57,422

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,051	3,479	3,042	22,819	10,271	10,377	6,181
Contract owners' benefits	(3,802)	(876)	(200,054)	(313,781)	(111,615)	(104,943)	(36,052)
Net transfers (to) from the Company and/or Subaccounts	(21,675)	316	(2,867)	(47,940)	47,150	2,774	(1,459)

Increase (decrease) in net assets resulting from Contract transactions	(24,462)	2,877	(199,966)	(339,558)	(54,447)	(92,106)	(31,447)

Total increase (decrease) in net assets	(17,573)	23,791	(156,126)	(10,734)	1,093	(13,343)	25,975

NET ASSETS:
Beginning of period	221,153	146,421	502,738	2,591,040	859,334	740,433	441,932

End of period	$203,580	$170,212	$346,612	$2,580,306	$860,427	$727,090	$467,907

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$430	$(7,512)	$19,267	$(10,105)	$(2,582)	$(106)	$(2,680)
Net realized gain (loss) on investments	22,438	250,281	145,650	84,615	55,689	42,229	53,151
Change in net unrealized appreciation (depreciation) on investments	65,906	(143,474)	189,172	(15,601)	17,966	(22,195)	(13,532)

Net increase (decrease) in net assets resulting from operations	88,774	99,295	354,089	58,909	71,073	19,928	36,939

CONTRACT TRANSACTIONS:
Contract owners' net payments	7,626	2,598	14,545	8,167	4,205	6,004	-
Contract owners' benefits	(15,294)	(229,285)	(137,479)	(91,226)	(25,907)	(53,164)	(81,751)
Net transfers (to) from the Company and/or Subaccounts	(16,506)	(16,923)	40,787	69,552	(19,126)	16,751	(1,334)

Increase (decrease) in net assets resulting from Contract transactions	(24,473)	(243,989)	(83,092)	(13,812)	(40,977)	(30,555)	(83,213)

Total increase (decrease) in net assets	64,301	(144,694)	270,997	45,097	30,096	(10,627)	(46,274)

NET ASSETS:
Beginning of period	639,512	1,718,683	2,650,632	893,442	385,945	422,572	216,705

End of period	$703,813	$1,573,989	$2,921,629	$938,539	$416,041	$411,945	$170,431

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century Large Company Value Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,028	$881	$3,280	$39,817	$(9,800)	$(381)	$(9,805)
Net realized gain (loss) on investments	2,877	9,656	54,225	(35,213)	204,236	57,604	162,824
Change in net unrealized appreciation (depreciation) on investments	86,521	2	(3,700)	114,686	(129,558)	(3,440)	92,815

Net increase (decrease) in net assets resulting from operations	91,426	10,539	53,805	119,290	64,878	53,783	245,834

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,820	22	1,011	13,301	6,907	3,962	1,571
Contract owners' benefits	(22,614)	(50,454)	(104,665)	(279,458)	(171,117)	(93,956)	(213,967)
Net transfers (to) from the Company and/or Subaccounts	(10,504)	(5,310)	(19,239)	74,987	21,220	20,737	(14,350)

Increase (decrease) in net assets resulting from Contract transactions	(27,736)	(55,825)	(123,059)	(191,532)	(143,329)	(69,406)	(226,801)

Total increase (decrease) in net assets	63,690	(45,286)	(69,254)	(72,242)	(78,451)	(15,623)	19,033

NET ASSETS:
Beginning of period	705,864	116,140	458,640	2,198,150	2,217,565	652,349	2,083,785

End of period	$769,554	$70,854	$389,386	$2,125,908	$2,139,114	$636,726	$2,102,818

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,995)
Net realized gain (loss) on investments	19,309
Change in net unrealized appreciation (depreciation) on investments	244,576

Net increase (decrease) in net assets resulting from operations	261,890

CONTRACT TRANSACTIONS:
Contract owners' net payments	6,629
Contract owners' benefits	(60,583)
Net transfers (to) from the Company and/or Subaccounts	(10,588)

Increase (decrease) in net assets resulting from Contract transactions	(64,826)

Total increase (decrease) in net assets	197,064

NET ASSETS:
Beginning of period	612,391

End of period	$809,455

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

     (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Government Money Market Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,804)	$(15,704)	$(14,006)	$(2,525)	$(5,540)	$(1,156)	$163,442
Net realized gain (loss) on investments	1,133	(137,796)	(343,229)	14,217	1,523	4,771	-
Change in net unrealized appreciation (depreciation) on investments	148,882	352,869	445,929	20,240	83,585	23,717	-

Net increase (decrease) in net assets resulting from operations	144,211	199,369	88,694	31,932	79,568	27,332	163,442

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,080	14,663	10,310	2,866	4,821	630	101,394
Contract maintenance charges	(251)	(292)	(264)	(70)	(108)	(64)	(1,230)
Contract owners' benefits	(23,501)	(97,495)	(66,443)	(35,267)	(13,041)	(9,124)	(1,078,458)
Net transfers (to) from the Company and/or Subaccounts	(6,629)	(52,815)	(56,244)	23,259	14,362	(224)	136,777

Increase (decrease) in net assets resulting from Contract transactions	(25,301)	(135,939)	(112,641)	(9,212)	6,034	(8,782)	(841,517)

Total increase (decrease) in net assets	118,910	63,430	(23,947)	22,720	85,602	18,550	(678,075)

NET ASSETS:
Beginning of period	361,138	1,133,725	1,311,931	329,357	326,128	119,087	5,385,486

End of period	$480,048	$1,197,155	$1,287,984	$352,077	$411,730	$137,637	$4,707,411

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(112,857)	$11,407	$(5,941)	$309	$(10,152)	$(2,349)	$546
Net realized gain (loss) on investments	1,898,837	192,271	241,081	169,969	192,449	171,734	(863)
Change in net unrealized appreciation (depreciation) on investments	949,988	64,369	(6,244)	275,902	471,926	13,590	9,432

Net increase (decrease) in net assets resulting from operations	2,735,968	268,047	228,896	446,180	654,223	182,975	9,115

CONTRACT TRANSACTIONS:
Contract owners' net payments	75,720	11,128	7,486	22,359	15,702	11,665	1,688
Contract maintenance charges	(2,141)	(687)	(335)	(621)	(515)	(237)	(83)
Contract owners' benefits	(1,228,525)	(127,991)	(176,467)	(260,507)	(72,900)	(93,960)	(642)
Net transfers (to) from the Company and/or Subaccounts	106,057	(45,586)	(14,002)	(6,114)	389,634	(5,263)	(545)

Increase (decrease) in net assets resulting from Contract transactions	(1,048,889)	(163,136)	(183,318)	(244,883)	331,921	(87,795)	418

Total increase (decrease) in net assets	1,687,079	104,911	45,578	201,297	986,144	95,180	9,533

NET ASSETS:
Beginning of period	8,929,178	1,977,929	959,106	1,998,817	2,838,697	1,197,915	54,793

End of period	$10,616,257	$2,082,840	$1,004,684	$2,200,114	$3,824,841	$1,293,095	$64,326

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco V.I. Discovery Large Cap Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$63,546	$4,922	$(3,718)	$6,277	$18,722	$2,452	$(3,632)
Net realized gain (loss) on investments	84,891	(1,863)	71,923	(23,940)	(13,659)	(2,715)	(407)
Change in net unrealized appreciation (depreciation) on investments	(77,051)	66,805	40,412	210,948	10,437	177	72,675

Net increase (decrease) in net assets resulting from operations	71,386	69,864	108,617	193,285	15,500	(86)	68,636

CONTRACT TRANSACTIONS:
Contract owners' net payments	23,750	9,435	16,801	20,561	10,309	1,492	1,889
Contract maintenance charges	(532)	(86)	(333)	(389)	(283)	(133)	(48)
Contract owners' benefits	(155,488)	(71,765)	(190,778)	(196,641)	(53,387)	(14,796)	(16,102)
Net transfers (to) from the Company and/or Subaccounts	(73,909)	(50,700)	(43,716)	(143,357)	50,285	12,265	(9,960)

Increase (decrease) in net assets resulting from Contract transactions	(206,179)	(113,116)	(218,026)	(319,826)	6,924	(1,172)	(24,221)

Total increase (decrease) in net assets	(134,793)	(43,252)	(109,409)	(126,541)	22,424	(1,258)	44,415

NET ASSETS:
Beginning of period	2,068,043	725,761	1,222,897	2,063,878	579,500	153,857	222,583

End of period	$1,933,250	$682,509	$1,113,488	$1,937,337	$601,924	$152,599	$266,998

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,902)	$1,372	$1,784	$(29,576)	$10,368	$9,358	$(7,215)
Net realized gain (loss) on investments	(1,302)	4,915	14,847	158,155	(37,133)	(17,215)	7,213
Change in net unrealized appreciation (depreciation) on investments	45,029	8,839	30,380	221,488	(3,549)	17,360	18,510

Net increase (decrease) in net assets resulting from operations	40,825	15,126	47,011	350,067	(30,314)	9,503	18,508

CONTRACT TRANSACTIONS:
Contract owners' net payments	849	2,982	9,758	26,363	12,789	15,913	5,671
Contract maintenance charges	(44)	(43)	(92)	(740)	(287)	(335)	(129)
Contract owners' benefits	(5,451)	(2,237)	(16,273)	(235,724)	(117,193)	(96,765)	(53,747)
Net transfers (to) from the Company and/or Subaccounts	(1,238)	(2,621)	4,979	(51,958)	10,622	19,494	(40,751)

Increase (decrease) in net assets resulting from Contract transactions	(5,884)	(1,919)	(1,628)	(262,059)	(94,069)	(61,693)	(88,956)

Total increase (decrease) in net assets	34,941	13,207	45,383	88,008	(124,383)	(52,190)	(70,448)

NET ASSETS:
Beginning of period	186,212	133,214	457,355	2,503,032	983,717	792,623	512,380

End of period	$221,153	$146,421	$502,738	$2,591,040	$859,334	$740,433	$441,932

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(771)	$(23,565)	$18,822	$(6,201)	$(2,250)	$(2,536)	$(2,688)
Net realized gain (loss) on investments	(10,092)	110,502	143,294	49,518	29,358	28,515	24,444
Change in net unrealized appreciation (depreciation) on investments	143,685	82,234	173,016	75,655	39,664	18,077	38,861

Net increase (decrease) in net assets resulting from operations	132,822	169,171	335,132	118,972	66,772	44,056	60,617

CONTRACT TRANSACTIONS:
Contract owners' net payments	7,588	3,970	14,604	7,500	3,265	5,831	-
Contract maintenance charges	(371)	(448)	(985)	(350)	(156)	(178)	(127)
Contract owners' benefits	(110,811)	(103,429)	(526,637)	(57,336)	(67,164)	(40,595)	(52,548)
Net transfers (to) from the Company and/or Subaccounts	(49,036)	7,661	344,459	(41,816)	24,899	14,987	(3,093)

Increase (decrease) in net assets resulting from Contract transactions	(152,630)	(92,246)	(168,559)	(92,002)	(39,156)	(19,955)	(55,768)

Total increase (decrease) in net assets	(19,808)	76,925	166,573	26,970	27,616	24,101	4,849

NET ASSETS:
Beginning of period	659,320	1,641,758	2,484,059	866,472	358,329	398,471	211,856

End of period	$639,512	$1,718,683	$2,650,632	$893,442	$385,945	$422,572	$216,705

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century Large Company Value Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,257)	$2,182	$13,351	$61,018	$(1,218)	$5,531	$4,317
Net realized gain (loss) on investments	(19,930)	3,151	31,547	(25,762)	332,476	(11,680)	146,149
Change in net unrealized appreciation (depreciation) on investments	105,464	4,560	(7,773)	(32,577)	(67,510)	73,504	244,220

Net increase (decrease) in net assets resulting from operations	84,277	9,893	37,125	2,679	263,748	67,355	394,686

CONTRACT TRANSACTIONS:
Contract owners' net payments	6,095	65	1,973	18,988	7,824	3,777	1,927
Contract maintenance charges	(521)	(87)	(173)	(399)	(391)	(162)	(65)
Contract owners' benefits	(83,222)	(6,912)	(94,869)	(131,626)	(220,393)	(92,301)	(190,512)
Net transfers (to) from the Company and/or Subaccounts	(44,037)	3,004	29,803	80,133	(24,111)	(12,794)	(4,046)

Increase (decrease) in net assets resulting from Contract transactions	(121,685)	(3,930)	(63,266)	(32,904)	(237,071)	(101,480)	(192,696)

Total increase (decrease) in net assets	(37,408)	5,963	(26,141)	(30,225)	26,677	(34,125)	201,990

NET ASSETS:
Beginning of period	743,272	110,177	484,781	2,228,375	2,190,888	686,474	1,881,795

End of period	$705,864	$116,140	$458,640	$2,198,150	$2,217,565	$652,349	$2,083,785

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,834
Net realized gain (loss) on investments	7,986
Change in net unrealized appreciation (depreciation) on investments	9,602

Net increase (decrease) in net assets resulting from operations	38,422

CONTRACT TRANSACTIONS:
Contract owners' net payments	6,873
Contract maintenance charges	(284)
Contract owners' benefits	(46,701)
Net transfers (to) from the Company and/or Subaccounts	(2,908)

Increase (decrease) in net assets resulting from Contract transactions	(43,020)

Total increase (decrease) in net assets	(4,598)

NET ASSETS:
Beginning of period	616,989

End of period	$612,391

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The Protective Acquired Variable Annuity Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was originally established by Chase Insurance Life and Annuity Company (“CILAAC”). Protective Life Insurance Company (the “Company”), which exists in accordance with the Department of Commerce and Insurance of the State of Nebraska, purchased CILAAC from JPMorgan & Co. and CILAAC merged with and into the Company. As a result of this merger, the Company remained as the surviving legal entity. The Company has reinsured 100% of the variable annuity of CILAAC to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group Inc., formerly known as Allmerica Financial Life and Annuity Company. The Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Investments at fair value, and significant segment expenses are listed on the Statements of Operations.

New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

Protective FI Variable Annuity

Protective RSG Advantage III

Protective RSG Preferred Plus

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 43 available Subaccount investment options, as follows:

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

BNY Mellon IP MidCap Stock Portfolio, Service Shares

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Government Money Market Portfolio

Fidelity VIP Contrafund Portfolio, Initial Class

Fidelity VIP Equity-Income Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Initial Class

Franklin Growth and Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Invesco V.I. Discovery Large Cap Fund, Series II

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series I

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares

Janus Henderson VIT Research Portfolio, Institutional Shares

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century Large Company Value Fund, Standard Class II (a)

LVIP American Century Value Fund, Standard Class II (a)

LVIP JPMorgan Core Bond Fund, Standard Class

LVIP JPMorgan Mid Cap Value Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

Templeton Developing Markets VIP Fund, Class 2

(a) See Subaccount Changes table below

Subaccount Changes: Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Large Company Value Fund	LVIP American Century Large Company Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes table which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Alger Large Cap Growth Portfolio, Class I-2	$65,185	$136,922
Alger Mid Cap Growth Portfolio, Class I-2	164,045	334,391
Alger Small Cap Growth Portfolio, Class I-2	235,212	344,620
BNY Mellon IP MidCap Stock Portfolio, Service Shares	152,944	144,635
BNY Mellon IP Technology Growth Portfolio, Service Shares	237,551	121,509
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	12,558	1,988
BNY Mellon VIF Government Money Market Portfolio	564,926	404,011
Fidelity VIP Contrafund Portfolio, Initial Class	1,872,679	1,640,469
Fidelity VIP Equity-Income Portfolio, Service Class	207,820	274,201
Fidelity VIP Growth Portfolio, Initial Class	170,597	354,598
Fidelity VIP Index 500 Portfolio, Initial Class	45,062	354,465
Fidelity VIP Index 500 Portfolio, Service Class 2	265,173	362,966
Fidelity VIP Mid Cap Portfolio, Initial Class	260,890	314,591
Franklin Growth and Income VIP Fund, Class 2	9,834	1,885
Franklin Mutual Global Discovery VIP Fund, Class 2	495,857	515,290
Franklin Mutual Shares VIP Fund, Class 2	146,620	190,435
Franklin Rising Dividends VIP Fund, Class 2	284,595	306,650
Franklin Small Cap Value VIP Fund, Class 2	559,377	505,128
Franklin Strategic Income VIP Fund, Class 2	79,417	63,065
Franklin U.S. Government Securities VIP Fund, Class 2	9,077	20,316
Invesco V.I. Discovery Large Cap Fund, Series II	37,522	81,277
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	34,247	41,855
Invesco V.I. Diversified Dividend Fund, Series I	19,096	3,360
Invesco V.I. Equity and Income Fund, Series I	28,979	210,472
Invesco V.I. Global Fund, Series II	514,288	398,644
Invesco V.I. Global Real Estate Fund, Series I	112,630	161,726
Invesco V.I. Global Strategic Income Fund, Series II	59,051	123,652
Invesco V.I. Health Care Fund, Series I	32,129	51,722
Invesco V.I. Main Street Fund, Series II	59,554	48,350
Invesco V.I. Main Street Small Cap Fund, Series II	342,306	461,278
Janus Henderson VIT Balanced Portfolio, Institutional Shares	202,585	176,005
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	203,253	157,267
Janus Henderson VIT Global Research Portfolio, Institutional Shares	56,968	65,279
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	66,869	58,826
Janus Henderson VIT Research Portfolio, Institutional Shares	17,428	86,172
LVIP American Century Disciplined Core Value Fund, Standard Class II	16,666	42,373
LVIP American Century Large Company Value Fund, Standard Class II	6,072	57,583
LVIP American Century Value Fund, Standard Class II	63,305	155,191
LVIP JPMorgan Core Bond Fund, Standard Class	161,984	313,700
LVIP JPMorgan Mid Cap Value Fund, Standard Class	355,588	276,735
LVIP JPMorgan Small Cap Core Fund, Standard Class	104,014	126,177
LVIP JPMorgan U.S. Equity Fund, Standard Class	81,583	277,990
Templeton Developing Markets VIP Fund, Class 2	71,691	130,901

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Large Cap Growth Portfolio, Class I-2	56	433	(377)	25	137	(112)
Alger Mid Cap Growth Portfolio, Class I-2	1,344	2,589	(1,245)	629	2,007	(1,378)
Alger Small Cap Growth Portfolio, Class I-2	3,312	4,490	(1,178)	2,807	4,317	(1,510)
BNY Mellon IP MidCap Stock Portfolio, Service Shares	2,593	3,122	(529)	906	1,170	(264)
BNY Mellon IP Technology Growth Portfolio, Service Shares	421	1,769	(1,348)	864	731	133
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	6	1	5	6	81	(75)
BNY Mellon VIF Government Money Market Portfolio	40,297	35,751	4,546	23,822	111,314	(87,492)
Fidelity VIP Contrafund Portfolio, Initial Class	1,082	8,170	(7,088)	2,930	9,369	(6,439)
Fidelity VIP Equity-Income Portfolio, Service Class	577	2,440	(1,863)	1,164	2,816	(1,652)
Fidelity VIP Growth Portfolio, Initial Class	251	1,090	(839)	490	1,331	(841)
Fidelity VIP Index 500 Portfolio, Initial Class	23	378	(355)	30	366	(336)
Fidelity VIP Index 500 Portfolio, Service Class 2	329	477	(148)	878	370	508
Fidelity VIP Mid Cap Portfolio, Initial Class	2,549	6,708	(4,159)	1,113	3,083	(1,970)
Franklin Growth and Income VIP Fund, Class 2	53	27	26	56	42	14
Franklin Mutual Global Discovery VIP Fund, Class 2	5,355	9,912	(4,557)	5,079	9,595	(4,516)
Franklin Mutual Shares VIP Fund, Class 2	2,301	5,498	(3,197)	2,768	6,292	(3,524)
Franklin Rising Dividends VIP Fund, Class 2	2,998	5,204	(2,206)	762	4,747	(3,985)
Franklin Small Cap Value VIP Fund, Class 2	6,925	8,590	(1,665)	2,530	8,398	(5,868)
Franklin Strategic Income VIP Fund, Class 2	2,717	2,892	(175)	4,204	3,794	410
Franklin U.S. Government Securities VIP Fund, Class 2	374	1,574	(1,200)	1,180	1,242	(62)
Invesco V.I. Discovery Large Cap Fund, Series II	56	1,147	(1,091)	68	499	(431)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	324	751	(427)	31	150	(119)
Invesco V.I. Diversified Dividend Fund, Series I	207	73	134	197	320	(123)
Invesco V.I. Equity and Income Fund, Series I	449	17,082	(16,633)	1,240	1,465	(225)
Invesco V.I. Global Fund, Series II	571	5,764	(5,193)	768	5,112	(4,344)
Invesco V.I. Global Real Estate Fund, Series I	3,451	5,225	(1,774)	1,888	5,151	(3,263)
Invesco V.I. Global Strategic Income Fund, Series II	1,446	6,868	(5,422)	2,749	6,615	(3,866)
Invesco V.I. Health Care Fund, Series I	351	1,097	(746)	184	2,254	(2,070)
Invesco V.I. Main Street Fund, Series II	292	704	(412)	138	3,169	(3,031)
Invesco V.I. Main Street Small Cap Fund, Series II	3,067	6,869	(3,802)	3,708	5,238	(1,530)
Janus Henderson VIT Balanced Portfolio, Institutional Shares	626	1,208	(582)	3,306	4,851	(1,545)
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	829	865	(36)	174	737	(563)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson VIT Global Research Portfolio, Institutional Shares	205	583	(378)	623	1,173	(550)
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	483	1,028	(545)	527	913	(386)
Janus Henderson VIT Research Portfolio, Institutional Shares	-	505	(505)	-	473	(473)
LVIP American Century Disciplined Core Value Fund, Standard Class II	294	1,413	(1,119)	1,470	6,711	(5,241)
LVIP American Century Large Company Value Fund, Standard Class II	17	1,895	(1,878)	106	246	(140)
LVIP American Century Value Fund, Standard Class II	884	4,814	(3,930)	1,246	3,336	(2,090)
LVIP JPMorgan Core Bond Fund, Standard Class	6,575	20,245	(13,670)	9,619	12,233	(2,614)
LVIP JPMorgan Mid Cap Value Fund, Standard Class	2,302	5,593	(3,291)	934	6,599	(5,665)
LVIP JPMorgan Small Cap Core Fund, Standard Class	968	2,182	(1,214)	131	1,956	(1,825)
LVIP JPMorgan U.S. Equity Fund, Standard Class	263	3,790	(3,527)	76	3,579	(3,503)
Templeton Developing Markets VIP Fund, Class 2	1,617	3,095	(1,478)	884	2,113	(1,229)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expense ratios by Subaccount in the Financial Highlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% – 0.50% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.00% - 1.70% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0.00 - $7.50 quarterly

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 8.00% of surrendered amount

Charge for Optional Benefits
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	0.20% - 0.35% of asset base

6.	FINANCIAL HIGHLIGHTS

The Company sold a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Large Cap Growth Portfolio, Class I-2
2025	2	$253.18	$361.47	$486	1.07%	1.30%	1.85%	27.91%	28.60%
2024	2	197.94	281.08	480	0.00%	1.30%	1.85%	40.28%	41.04%
2023	2	141.11	199.29	361	0.00%	1.30%	1.85%	30.27%	30.97%
2022	2	108.32	152.16	332	0.32%	1.30%	1.85%	(39.77)%	(39.44)%
2021	3	179.84	251.26	676	4.14%	1.30%	1.85%	9.81%	10.41%
Alger Mid Cap Growth Portfolio, Class I-2
2025	9	119.62	136.00	1,214	0.00%	1.30%	1.85%	14.65%	15.27%
2024	10	104.34	117.98	1,197	0.00%	1.30%	1.85%	18.86%	19.51%
2023	12	87.78	98.73	1,134	0.00%	1.30%	1.85%	20.94%	21.60%
2022	13	72.58	81.19	1,026	0.00%	1.30%	1.85%	(37.23)%	(36.89)%
2021	16	115.64	128.66	1,961	13.49%	1.30%	1.85%	2.31%	2.87%
Alger Small Cap Growth Portfolio, Class I-2
2025	14	68.38	148.67	1,239	0.00%	1.30%	1.85%	3.99%	4.55%
2024	16	65.75	142.20	1,288	0.38%	1.30%	1.85%	6.16%	6.74%
2023	17	61.94	133.23	1,312	0.00%	1.30%	1.85%	14.38%	15.00%
2022	18	54.15	115.85	1,182	0.00%	1.30%	1.85%	(39.14)%	(38.81)%
2021	19	88.98	189.32	2,090	0.83%	1.30%	1.85%	(7.77)%	(7.27)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon IP MidCap Stock Portfolio, Service Shares
2025	6	$42.50	$52.38	$354	1.97%	1.30%	1.85%	7.82%	8.40%
2024	8	39.36	48.32	352	0.67%	1.30%	1.85%	10.28%	10.88%
2023	8	35.64	43.58	329	0.53%	1.30%	1.85%	15.85%	16.48%
2022	8	30.72	37.42	297	9.47%	1.30%	1.85%	(15.84)%	(15.38)%
2021	8	36.45	44.22	352	0.53%	1.30%	1.85%	23.28%	23.95%
BNY Mellon IP Technology Growth Portfolio, Service Shares
2025	5	76.39	86.07	408	0.00%	1.30%	1.85%	25.55%	26.23%
2024	7	60.84	68.18	412	0.00%	1.30%	1.85%	23.10%	23.77%
2023	6	49.43	55.09	326	0.00%	1.30%	1.85%	56.13%	56.97%
2022	7	31.66	35.10	256	0.00%	1.30%	1.85%	(47.49)%	(47.21)%
2021	14	60.29	66.48	900	6.75%	1.30%	1.85%	10.60%	11.20%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares
2025	2	117.98	136.98	158	0.24%	1.30%	1.85%	13.87%	14.48%
2024	2	103.62	119.65	138	0.56%	1.30%	1.85%	22.61%	23.28%
2023	2	84.51	97.06	119	0.65%	1.30%	1.85%	21.58%	22.24%
2022	2	69.51	79.40	119	0.81%	1.30%	1.85%	(24.27)%	(23.86)%
2021	2	91.79	104.29	154	2.57%	1.30%	1.85%	24.69%	25.37%
BNY Mellon VIF Government Money Market Portfolio
2025	491	9.28	10.46	4,868	3.86%	1.30%	1.85%	2.04%	2.60%
2024	486	9.09	10.19	4,707	4.84%	1.30%	1.85%	2.85%	3.41%
2023	574	8.84	9.86	5,385	4.48%	1.30%	1.85%	2.70%	3.26%
2022	600	8.61	9.55	5,463	1.22%	1.30%	1.85%	(0.57)%	(0.03)%
2021	636	8.66	9.55	5,809	0.01%	1.30%	1.85%	(1.81)%	(1.27)%
Fidelity VIP Contrafund Portfolio, Initial Class
2025	50	175.91	254.44	11,240	0.33%	1.30%	1.85%	19.28%	19.92%
2024	57	147.48	212.17	10,616	0.29%	1.30%	1.85%	31.35%	32.07%
2023	64	112.28	160.65	8,929	0.48%	1.30%	1.85%	31.04%	31.74%
2022	72	85.69	121.94	7,536	0.45%	1.30%	1.85%	(27.65)%	(27.26)%
2021	78	118.43	167.64	11,170	0.43%	1.30%	1.85%	25.51%	26.20%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Equity-Income Portfolio, Service Class
2025	19	$92.25	$142.99	$2,230	1.86%	1.30%	1.85%	16.86%	17.49%
2024	21	78.94	121.70	2,083	1.99%	1.30%	1.85%	13.24%	13.86%
2023	22	69.71	106.89	1,978	1.84%	1.30%	1.85%	8.64%	9.23%
2022	24	64.16	97.85	2,002	1.85%	1.30%	1.85%	(6.68)%	(6.18)%
2021	27	68.76	104.29	2,309	4.22%	1.30%	1.85%	22.63%	23.29%
Fidelity VIP Growth Portfolio, Initial Class
2025	2	231.62	398.55	839	0.39%	1.30%	1.85%	12.81%	13.43%
2024	4	205.32	351.37	1,005	0.72%	1.30%	1.85%	28.01%	28.71%
2023	4	160.39	273.00	959	0.12%	1.30%	1.85%	33.77%	34.49%
2022	6	119.90	202.98	896	0.58%	1.30%	1.85%	(25.83)%	(25.42)%
2021	7	161.65	272.18	1,414	3.15%	1.30%	1.85%	20.98%	21.63%
Fidelity VIP Index 500 Portfolio, Initial Class
2025	2	840.75	914.13	2,233	1.25%	1.30%	1.65%	15.87%	16.27%
2024	3	725.63	786.25	2,200	1.34%	1.30%	1.65%	22.86%	23.29%
2023	3	590.61	637.73	1,999	1.45%	1.30%	1.65%	24.15%	24.58%
2022	3	475.72	511.91	1,594	1.44%	1.30%	1.65%	(19.54)%	(19.26)%
2021	3	591.23	634.03	1,961	1.50%	1.30%	1.65%	26.49%	26.93%
Fidelity VIP Index 500 Portfolio, Service Class 2
2025	6	713.96	776.15	4,313	1.06%	1.50%	1.85%	15.35%	15.75%
2024	6	618.96	670.56	3,825	1.19%	1.50%	1.85%	22.31%	22.74%
2023	5	506.05	546.34	2,839	1.26%	1.50%	1.85%	23.60%	24.03%
2022	5	409.42	440.51	2,319	1.19%	1.50%	1.85%	(19.90)%	(19.62)%
2021	5	511.12	548.05	2,932	1.27%	1.50%	1.85%	25.93%	26.36%
Fidelity VIP Mid Cap Portfolio, Initial Class
2025	23	47.93	53.61	1,210	0.93%	1.30%	1.85%	9.72%	10.32%
2024	28	43.69	48.60	1,293	1.28%	1.30%	1.85%	15.35%	15.98%
2023	29	37.87	41.90	1,198	0.57%	1.30%	1.85%	12.99%	13.60%
2022	33	33.52	36.88	1,193	0.44%	1.30%	1.85%	(16.29)%	(15.84)%
2021	38	40.04	43.82	1,654	2.88%	1.30%	1.85%	23.32%	23.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin Growth and Income VIP Fund, Class 2
2025	1	$36.00	$40.27	$75	2.14%	1.30%	1.85%	14.78%	15.40%
2024	1	31.37	34.89	64	2.33%	1.30%	1.85%	15.84%	16.47%
2023	1	27.08	29.96	55	2.21%	1.30%	1.85%	7.01%	7.59%
2022	2	25.31	27.85	50	3.90%	1.30%	1.85%	(8.50)%	(8.00)%
2021	2	27.66	30.27	74	2.42%	1.30%	1.85%	22.97%	23.64%
Franklin Mutual Global Discovery VIP Fund, Class 2
2025	38	47.15	56.32	2,100	3.89%	1.30%	1.85%	21.10%	21.76%
2024	42	38.88	46.26	1,933	4.63%	1.30%	1.85%	2.75%	3.31%
2023	48	37.78	44.78	2,068	2.51%	1.30%	1.85%	18.13%	18.77%
2022	48	31.94	37.70	1,786	2.45%	1.30%	1.85%	(6.48)%	(5.97)%
2021	56	34.09	40.10	2,199	2.75%	1.30%	1.85%	16.97%	17.60%
Franklin Mutual Shares VIP Fund, Class 2
2025	18	31.44	37.06	636	2.92%	1.30%	1.85%	9.49%	10.09%
2024	21	28.67	33.66	683	2.15%	1.30%	1.85%	9.24%	9.84%
2023	24	26.21	30.65	726	1.91%	1.30%	1.85%	11.41%	12.01%
2022	23	23.49	27.36	626	4.35%	1.30%	1.85%	(9.11)%	(8.62)%
2021	24	25.81	29.94	709	2.98%	1.30%	1.85%	17.00%	17.64%
Franklin Rising Dividends VIP Fund, Class 2
2025	18	51.59	62.52	1,094	1.20%	1.30%	1.85%	9.78%	10.37%
2024	21	46.93	56.65	1,113	1.14%	1.30%	1.85%	8.76%	9.36%
2023	24	43.08	51.80	1,223	0.91%	1.30%	1.85%	10.05%	10.64%
2022	27	39.09	46.82	1,219	1.17%	1.30%	1.85%	(12.19)%	(11.72)%
2021	31	44.46	53.03	1,612	1.00%	1.30%	1.85%	24.49%	25.16%
Franklin Small Cap Value VIP Fund, Class 2
2025	32	50.11	62.55	1,955	1.92%	1.30%	1.85%	5.70%	6.27%
2024	34	47.34	58.86	1,937	1.75%	1.30%	1.85%	9.67%	10.26%
2023	40	43.10	53.38	2,064	0.51%	1.30%	1.85%	10.70%	11.30%
2022	40	38.88	47.96	1,866	7.65%	1.30%	1.85%	(11.70)%	(11.22)%
2021	45	43.96	54.02	2,380	2.28%	1.30%	1.85%	23.09%	23.76%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin Strategic Income VIP Fund, Class 2
2025	31	$18.22	$20.60	$632	4.66%	1.30%	1.85%	5.30%	5.87%
2024	31	17.31	19.46	602	4.60%	1.30%	1.85%	2.12%	2.68%
2023	31	16.95	18.95	580	4.56%	1.30%	1.85%	6.22%	6.80%
2022	31	15.95	17.75	554	4.00%	1.30%	1.85%	(12.37)%	(11.90)%
2021	36	18.21	20.14	704	3.31%	1.30%	1.85%	0.25%	0.80%
Franklin U.S. Government Securities VIP Fund, Class 2
2025	12	11.18	12.64	146	3.28%	1.30%	1.85%	4.76%	5.32%
2024	13	10.67	12.00	153	3.01%	1.30%	1.85%	(0.48)%	0.06%
2023	13	10.73	11.99	154	2.59%	1.30%	1.85%	2.57%	3.13%
2022	16	10.46	11.63	184	2.11%	1.30%	1.85%	(11.39)%	(10.91)%
2021	20	11.80	13.06	256	2.46%	1.30%	1.85%	(3.61)%	(3.09)%
Invesco V.I. Discovery Large Cap Fund, Series II
2025	3	56.95	69.23	224	0.00%	1.30%	1.85%	10.49%	11.09%
2024	4	51.47	62.32	267	0.00%	1.30%	1.85%	31.38%	32.10%
2023	5	39.12	47.18	223	0.00%	1.30%	1.85%	32.58%	33.30%
2022	6	29.46	35.39	196	3.91%	1.30%	1.85%	(32.22)%	(31.85)%
2021	6	43.40	51.93	334	0.00%	1.30%	1.85%	20.06%	20.71%
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2025	4	44.40	57.45	204	0.00%	1.30%	1.85%	2.64%	3.19%
2024	4	43.20	55.68	221	0.00%	1.30%	1.85%	21.66%	22.32%
2023	4	35.45	45.52	186	0.00%	1.30%	1.85%	10.81%	11.41%
2022	4	31.95	40.85	166	2.70%	1.30%	1.85%	(32.38)%	(32.01)%
2021	5	47.18	60.09	306	0.00%	1.30%	1.85%	16.63%	17.27%
Invesco V.I. Diversified Dividend Fund, Series I
2025	7	19.17	23.13	170	2.10%	1.30%	1.85%	13.64%	14.25%
2024	7	16.85	20.24	146	2.37%	1.30%	1.85%	11.15%	11.76%
2023	8	15.14	18.11	133	1.96%	1.30%	1.85%	7.07%	7.65%
2022	8	14.12	16.83	145	2.01%	1.30%	1.85%	(3.46)%	(2.94)%
2021	11	14.60	17.34	192	2.24%	1.30%	1.85%	16.73%	17.37%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Equity and Income Fund, Series I
2025	28	$12.55	$12.87	$347	1.84%	1.30%	1.85%	10.76%	11.36%
2024	44	11.33	11.56	503	1.84%	1.30%	1.85%	10.07%	10.67%
2023	44	10.30	10.45	457	1.99%	1.30%	1.85%	8.55%	9.14%
2022	44	9.48	9.57	415	3.26%	1.30%	1.85%	(9.19)%	(8.70)%
2021	44	10.44	10.48	459	5.48%	1.30%	1.85%	4.44%	4.82%
Invesco V.I. Global Fund, Series II
2025	37	55.40	71.23	2,580	0.00%	1.30%	1.85%	12.93%	13.54%
2024	43	48.99	62.74	2,591	0.31%	1.30%	1.85%	13.67%	14.29%
2023	47	43.03	54.89	2,503	0.00%	1.30%	1.85%	32.01%	32.73%
2022	51	32.55	41.36	2,073	0.00%	1.30%	1.85%	(33.17)%	(32.81)%
2021	54	48.63	61.56	3,261	0.03%	1.30%	1.85%	13.08%	13.69%
Invesco V.I. Global Real Estate Fund, Series I
2025	28	25.12	31.31	860	2.05%	1.30%	1.85%	5.89%	6.47%
2024	30	23.68	29.41	859	2.54%	1.30%	1.85%	(3.60)%	(3.07)%
2023	33	24.53	30.34	984	1.44%	1.30%	1.85%	7.07%	7.65%
2022	34	22.88	28.18	954	2.74%	1.30%	1.85%	(26.30)%	(25.90)%
2021	33	30.99	38.03	1,341	2.72%	1.30%	1.85%	23.43%	24.10%
Invesco V.I. Global Strategic Income Fund, Series II
2025	41	16.27	18.40	727	5.18%	1.30%	1.85%	10.71%	11.31%
2024	47	14.70	16.53	740	2.62%	1.30%	1.85%	0.91%	1.46%
2023	50	14.57	16.29	793	0.00%	1.30%	1.85%	6.63%	7.21%
2022	53	13.66	15.19	795	0.00%	1.30%	1.85%	(13.31)%	(12.84)%
2021	63	15.76	17.43	1,065	4.56%	1.30%	1.85%	(5.31)%	(4.80)%
Invesco V.I. Health Care Fund, Series I
2025	10	41.64	48.31	468	0.00%	1.30%	1.85%	13.23%	13.85%
2024	11	36.72	42.44	442	0.00%	1.30%	1.85%	2.27%	2.82%
2023	13	35.85	41.27	512	0.00%	1.30%	1.85%	1.16%	1.70%
2022	13	35.39	40.58	517	0.00%	1.30%	1.85%	(14.89)%	(14.43)%
2021	16	41.52	47.42	731	1.17%	1.30%	1.85%	10.26%	10.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Main Street Fund, Series II
2025	11	$53.29	$63.16	$704	1.44%	1.30%	1.85%	13.54%	14.16%
2024	11	46.86	55.33	640	1.33%	1.30%	1.85%	21.14%	21.80%
2023	15	38.63	45.42	659	0.50%	1.30%	1.85%	20.61%	21.26%
2022	15	31.98	37.46	559	5.69%	1.30%	1.85%	(21.76)%	(21.33)%
2021	17	40.81	47.62	755	0.58%	1.30%	1.85%	24.92%	25.60%
Invesco V.I. Main Street Small Cap Fund, Series II
2025	22	55.02	72.04	1,574	0.86%	1.30%	1.85%	6.47%	7.05%
2024	26	51.60	67.30	1,719	0.00%	1.30%	1.85%	10.35%	10.96%
2023	28	46.69	60.65	1,642	0.90%	1.30%	1.85%	15.69%	16.31%
2022	30	40.30	52.15	1,505	2.37%	1.30%	1.85%	(17.57)%	(17.12)%
2021	32	48.82	62.92	1,930	1.11%	1.30%	1.85%	20.04%	20.69%
Janus Henderson VIT Balanced Portfolio, Institutional Shares
2025	22	103.16	139.57	2,922	2.03%	1.30%	1.85%	13.02%	13.63%
2024	23	91.28	122.83	2,651	2.11%	1.30%	1.85%	13.32%	13.94%
2023	25	80.55	107.80	2,484	1.97%	1.30%	1.85%	13.32%	13.94%
2022	30	71.08	94.62	2,678	1.23%	1.30%	1.85%	(17.92)%	(17.47)%
2021	36	86.60	114.65	3,822	1.12%	1.30%	1.85%	15.07%	15.69%
Janus Henderson VIT Enterprise Portfolio, Institutional Shares
2025	6	156.88	197.78	939	0.32%	1.30%	1.85%	5.72%	6.29%
2024	6	148.40	186.08	893	0.76%	1.30%	1.85%	13.50%	14.11%
2023	6	130.75	163.06	866	0.16%	1.30%	1.85%	15.93%	16.56%
2022	6	112.78	139.89	771	0.34%	1.30%	1.85%	(17.47)%	(17.02)%
2021	7	136.65	168.58	1,026	0.32%	1.30%	1.85%	14.71%	15.33%
Janus Henderson VIT Global Research Portfolio, Institutional Shares
2025	4	100.85	125.30	416	0.75%	1.30%	1.85%	18.72%	19.37%
2024	4	84.94	104.97	386	0.74%	1.30%	1.85%	21.33%	21.99%
2023	5	70.01	86.05	358	0.96%	1.30%	1.85%	24.48%	25.16%
2022	6	56.24	68.76	345	1.48%	1.30%	1.85%	(20.87)%	(20.44)%
2021	6	71.08	86.42	458	0.53%	1.30%	1.85%	15.95%	16.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
2025	8	$44.64	$56.32	$412	1.43%	1.30%	1.85%	4.36%	4.93%
2024	8	42.71	53.67	423	0.85%	1.30%	1.85%	10.74%	11.35%
2023	9	38.51	48.21	398	0.94%	1.30%	1.85%	9.09%	9.69%
2022	9	35.25	43.95	378	1.11%	1.30%	1.85%	(7.48)%	(6.98)%
2021	10	38.04	47.25	431	0.29%	1.30%	1.85%	17.25%	17.89%
Janus Henderson VIT Research Portfolio, Institutional Shares
2025	1	122.92	163.82	170	0.14%	1.30%	1.85%	16.24%	16.87%
2024	1	105.74	140.18	217	0.03%	1.30%	1.85%	32.84%	33.57%
2023	2	79.60	104.95	212	0.15%	1.30%	1.85%	40.58%	41.34%
2022	2	56.62	74.25	160	0.64%	1.30%	1.85%	(31.16)%	(30.79)%
2021	2	82.26	107.29	234	0.13%	1.30%	1.85%	18.15%	18.79%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2025	30	24.00	27.09	770	1.66%	1.30%	1.85%	12.77%	13.38%
2024	30	21.29	23.89	706	1.32%	1.30%	1.85%	11.03%	11.63%
2023	35	19.17	21.40	743	1.50%	1.30%	1.85%	6.69%	7.26%
2022	39	17.97	19.95	750	14.19%	1.30%	1.85%	(14.32)%	(13.85)%
2021	47	20.97	23.16	1,062	1.11%	1.30%	1.85%	21.41%	22.06%
LVIP American Century Large Company Value Fund, Standard Class II
2025	3	30.34	33.93	71	2.30%	1.30%	1.85%	13.31%	13.92%
2024	4	26.77	29.78	116	3.42%	1.30%	1.85%	8.70%	9.29%
2023	5	24.63	27.25	110	2.19%	1.30%	1.85%	2.00%	2.55%
2022	6	24.15	26.57	146	3.08%	1.30%	1.85%	(2.07)%	(1.54)%
2021	4	24.66	26.99	107	1.47%	1.30%	1.85%	19.50%	20.15%
LVIP American Century Value Fund, Standard Class II
2025	11	31.54	37.40	389	2.22%	1.30%	1.85%	13.91%	14.53%
2024	15	27.68	32.65	459	4.33%	1.30%	1.85%	7.48%	8.07%
2023	17	25.76	30.22	485	3.30%	1.30%	1.85%	7.12%	7.70%
2022	20	24.04	28.05	528	5.34%	1.30%	1.85%	(1.28)%	(0.75)%
2021	22	24.36	28.27	595	1.83%	1.30%	1.85%	22.25%	22.91%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP JPMorgan Core Bond Fund, Standard Class
2025	147	$13.85	$15.66	$2,126	3.47%	1.30%	1.85%	5.45%	6.02%
2024	160	13.13	14.77	2,198	4.40%	1.30%	1.85%	(0.14)%	0.41%
2023	163	13.15	14.71	2,228	3.59%	1.30%	1.85%	3.99%	4.55%
2022	198	12.64	14.07	2,624	1.88%	1.30%	1.85%	(14.16)%	(13.70)%
2021	215	14.73	16.30	3,290	2.08%	1.30%	1.85%	(3.15)%	(2.62)%
LVIP JPMorgan Mid Cap Value Fund, Standard Class
2025	47	42.04	48.98	2,139	1.09%	1.30%	1.85%	2.81%	3.37%
2024	50	40.89	47.38	2,218	1.52%	1.30%	1.85%	12.20%	12.81%
2023	56	36.45	42.00	2,191	3.27%	1.30%	1.85%	8.90%	9.49%
2022	58	33.47	38.36	2,085	2.38%	1.30%	1.85%	(9.82)%	(9.33)%
2021	61	37.11	42.31	2,426	1.14%	1.30%	1.85%	27.53%	28.22%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2025	10	53.83	63.19	637	1.28%	1.30%	1.85%	8.27%	8.86%
2024	12	49.72	58.05	652	2.25%	1.30%	1.85%	9.67%	10.27%
2023	13	45.33	52.65	686	1.32%	1.30%	1.85%	11.05%	11.65%
2022	15	40.82	47.15	665	6.75%	1.30%	1.85%	(20.82)%	(20.39)%
2021	16	51.55	59.22	894	1.07%	1.30%	1.85%	19.18%	19.83%
LVIP JPMorgan U.S. Equity Fund, Standard Class
2025	31	66.37	77.09	2,103	1.29%	1.30%	1.85%	12.46%	13.07%
2024	35	59.02	68.18	2,084	2.06%	1.30%	1.85%	21.72%	22.39%
2023	38	48.48	55.71	1,882	2.02%	1.30%	1.85%	24.86%	25.54%
2022	41	38.83	44.38	1,614	5.44%	1.30%	1.85%	(20.17)%	(19.74)%
2021	44	48.64	55.29	2,180	2.48%	1.30%	1.85%	26.99%	27.68%
Templeton Developing Markets VIP Fund, Class 2
2025	16	39.96	51.26	809	1.17%	1.30%	1.85%	43.62%	44.39%
2024	18	27.78	35.50	612	4.90%	1.30%	1.85%	5.70%	6.28%
2023	19	26.25	33.40	617	2.11%	1.30%	1.85%	10.58%	11.18%
2022	20	23.70	30.04	579	3.13%	1.30%	1.85%	(23.40)%	(22.98)%
2021	22	30.90	39.01	838	2.96%	1.30%	1.85%	(7.45)%	(6.95)%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated and include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.